UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio
February 28, 2017
unaudited
Common stocks 91.97% Information technology 27.60%	Shares	Value (000)
Alphabet Inc., Class C1	245,288	$201,923
Alphabet Inc., Class A1	192,695	162,814
Tencent Holdings Ltd.	12,607,000	336,169
Skyworks Solutions, Inc.	3,467,150	328,720
Samsung Electronics Co., Ltd.	135,996	231,160
Qorvo, Inc.[1]	3,294,480	217,765
Accenture PLC, Class A	1,568,300	192,117
Broadcom Ltd.	841,100	177,413
Trimble Inc.[1]	5,432,430	168,568
Alibaba Group Holding Ltd. (ADR)[1]	1,494,600	153,794
International Business Machines Corp.	790,000	142,058
Texas Instruments Inc.	1,578,344	120,933
Apple Inc.	851,600	116,661
Baidu, Inc., Class A (ADR)[1]	614,380	106,982
Oracle Corp.	2,401,814	102,293
Zebra Technologies Corp., Class A1	1,105,800	100,307
Intuit Inc.	762,000	95,585
AAC Technologies Holdings Inc.	9,075,500	95,573
Murata Manufacturing Co., Ltd.	620,000	89,127
Autodesk, Inc.[1]	1,000,000	86,300
Topcon Corp.	4,597,000	80,528
Intel Corp.	2,150,000	77,830
Arista Networks, Inc.[1]	650,500	77,403
Nintendo Co., Ltd.	364,900	76,329
Inphi Corp.[1]	1,537,035	72,148
Hamamatsu Photonics KK	2,360,000	69,532
Finisar Corp.[1]	2,033,901	68,095
Western Union Co.	3,435,000	67,463
LG Display Co., Ltd.	2,460,000	59,610
Lumentum Holdings Inc.[1]	1,231,000	56,503
Cray Inc.[1,2]	2,643,010	55,107
MasterCard Inc., Class A	395,000	43,632
Viavi Solutions Inc.[1]	3,983,000	39,910
Flex Ltd.[1]	2,407,282	39,696
YY Inc., Class A (ADR)[1]	799,481	35,409
ASML Holding NV	272,340	33,021
Moneysupermarket.com Group PLC	7,667,783	31,370
Worldpay Group PLC	9,073,000	30,555
Juniper Networks, Inc.	1,063,399	29,775
salesforce.com, inc.[1]	330,000	26,846
Amphenol Corp., Class A	227,917	15,774
		4,312,798
Health care 20.22%
Thermo Fisher Scientific Inc.	2,478,000	390,731
Amgen Inc.	1,218,040	215,021
Kite Pharma, Inc.[1,2]	2,976,570	210,652
The New Economy Fund — Page 1 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
BioMarin Pharmaceutical Inc.[1]	2,162,430	$203,117
AbbVie Inc.	2,162,401	133,723
AbbVie Inc.[3]	541,232	33,470
Stryker Corp.	1,240,150	159,434
Ultragenyx Pharmaceutical Inc.[1]	1,754,235	149,250
bluebird bio, Inc.[1]	1,621,122	142,091
GW Pharmaceuticals PLC (ADR)[1]	1,114,054	139,012
Grifols, SA, Class B (ADR)	2,758,252	47,993
Grifols, SA, Class B, preferred nonvoting, non-registered shares	2,636,350	45,860
Grifols, SA, Class A, non-registered shares	2,000,000	43,743
McKesson Corp.	849,800	127,580
Hologic, Inc.[1]	2,891,500	117,337
NuVasive, Inc.[1]	1,450,400	108,432
Medtronic PLC	1,299,000	105,102
China Biologic Products, Inc.[1]	1,013,777	99,553
UnitedHealth Group Inc.	571,300	94,482
Illumina, Inc.[1]	547,218	91,604
Express Scripts Holding Co.[1]	1,232,169	87,053
LivaNova PLC[1]	1,650,000	83,160
Boston Scientific Corp.[1]	2,551,292	62,634
Alexion Pharmaceuticals, Inc.[1]	407,000	53,419
QIAGEN NV	1,243,006	35,423
Gilead Sciences, Inc.	500,000	35,240
Mesoblast Ltd.[1,2]	23,670,000	30,125
Mesoblast Ltd. (ADR)[1,2]	372,800	2,457
Humana Inc.	147,600	31,181
UCB SA	426,000	30,332
PerkinElmer, Inc.	453,000	24,580
athenahealth, Inc.[1]	114,275	13,476
Endo International PLC[1]	848,800	11,586
Edwards Lifesciences Corp.[1]	5,635	530
		3,159,383
Consumer discretionary 15.67%
Netflix, Inc.[1]	4,501,100	639,741
Galaxy Entertainment Group Ltd.	51,827,000	248,356
Amazon.com, Inc.[1]	282,000	238,301
Twenty-First Century Fox, Inc., Class A	4,800,000	143,616
Priceline Group Inc.[1]	80,500	138,793
lululemon athletica inc.[1]	1,643,000	107,222
Kering SA	412,318	100,357
Daily Mail and General Trust PLC, Class A, nonvoting	10,896,701	97,217
Marriott International, Inc., Class A	1,066,400	92,766
Aramark	1,980,900	70,798
Naspers Ltd., Class N	418,000	66,844
Viacom Inc., Class B	1,278,964	55,571
Lions Gate Entertainment Corp., Class A	1,052,500	28,175
Lions Gate Entertainment Corp., Class B1	1,052,500	26,292
Sony Corp.	1,571,000	48,635
JCDecaux SA	1,500,000	47,911
William Hill PLC	13,600,000	44,535
Entertainment One Ltd.	12,759,700	37,429
Paddy Power Betfair PLC	338,200	37,047
Home Depot, Inc.	251,000	36,373
BorgWarner Inc.	753,000	31,769
The New Economy Fund — Page 2 of 8

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Eros International PLC, Class A1	2,078,778	$23,906
Eros International PLC, Class A1,3,4	188,000	1,924
Altice NV, Class A1	1,000,000	21,087
Altice NV, Class B1	221,000	4,663
NIKE, Inc., Class B	346,400	19,800
Melco Crown Entertainment Ltd. (ADR)	1,204,400	19,716
Five Below, Inc.[1]	509,220	19,631
		2,448,475
Financials 12.64%
HDFC Bank Ltd.[4]	5,412,755	116,978
HDFC Bank Ltd. (ADR)	1,200,000	86,028
Kotak Mahindra Bank Ltd.	14,190,882	170,604
American International Group, Inc.	2,253,500	144,044
JPMorgan Chase & Co.	1,500,000	135,930
AIA Group Ltd.	18,391,800	116,209
Barclays PLC	39,981,344	112,368
EXOR NV	2,258,000	107,000
Prudential PLC	4,900,000	97,739
Wells Fargo & Co.	1,661,800	96,185
Essent Group Ltd.[1]	2,702,479	94,073
Banco Santander, SA	16,983,569	92,733
Webster Financial Corp.	1,554,000	85,361
East West Bancorp, Inc.	1,550,000	83,886
Leucadia National Corp.	2,608,000	69,425
PNC Financial Services Group, Inc.	424,600	54,022
Goldman Sachs Group, Inc.	217,000	53,829
State Street Corp.	632,434	50,411
Banco BPM SPA	19,351,761	48,301
Metropolitan Bank & Trust Co.	26,500,000	42,746
Siam Commercial Bank Public Co. Ltd., foreign registered	9,362,100	41,305
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	50,000	22,512
Fairfax Financial Holdings Ltd., subordinate voting	22,000	10,010
Aberdeen Asset Management PLC	7,370,000	25,286
SVB Financial Group[1]	90,000	17,180
		1,974,165
Industrials 5.52%
CSX Corp.	3,809,400	184,984
Union Pacific Corp.	1,075,954	116,139
Nielsen Holdings PLC	2,513,100	111,481
Ryanair Holdings PLC (ADR)[1]	1,026,999	83,957
AKR Corporindo Tbk PT	173,899,680	82,803
Sensata Technologies Holding NV1	1,621,800	66,575
JG Summit Holdings, Inc.	33,268,800	51,478
Nidec Corp.	360,000	33,614
Rolls-Royce Holdings PLC[1]	3,006,800	29,363
J.B. Hunt Transport Services, Inc.	298,000	29,255
Old Dominion Freight Line, Inc.[1]	292,500	26,840
Babcock International Group PLC	2,076,923	24,431
Alliance Global Group, Inc.	66,610,000	16,847
PARK24 Co., Ltd.	143,000	4,016
		861,783
The New Economy Fund — Page 3 of 8

unaudited
Common stocks Consumer staples 2.23%	Shares	Value (000)
Costco Wholesale Corp.	570,200	$101,028
Associated British Foods PLC	2,257,740	73,372
AMOREPACIFIC Corp.	193,200	51,429
COSMOS Pharmaceutical Corp.	225,000	42,899
Herbalife Ltd.[1]	628,000	35,476
Kroger Co.	1,028,000	32,690
Sprouts Farmers Market, Inc.[1]	594,553	10,975
		347,869
Materials 1.10%
Nitto Denko Corp.	997,676	84,009
Croda International PLC	1,313,103	57,158
Monsanto Co.	139,500	15,879
International Flavors & Fragrances Inc.	117,800	14,808
		171,854
Energy 0.85%
Schlumberger Ltd.	1,655,000	132,996
Telecommunication services 0.73%
MTN Group Ltd.	6,500,000	59,359
Verizon Communications Inc.	1,091,000	54,146
Avanti Communications Group PLC[1]	4,849,886	993
		114,498
Utilities 0.53%
ENN Energy Holdings Ltd.	17,156,000	82,875
Miscellaneous 4.88%
Other common stocks in initial period of acquisition		762,517
Total common stocks (cost: $10,090,624,000)		14,369,213
Preferred securities 0.11% Miscellaneous 0.11%
Other preferred securities in initial period of acquisition		17,168
Total preferred securities (cost: $12,346,000)		17,168
Bonds, notes & other debt instruments 0.00% U.S. Treasury bonds & notes 0.00% U.S. Treasury 0.00%	Principal amount (000)
U.S. Treasury 1.00% 2017	$875	875
Total bonds, notes & other debt instruments (cost: $875,000)		875
Short-term securities 8.10%
Apple Inc. 0.73%–0.88% due 4/6/2017–5/23/2017[3]	156,700	156,487
Chariot Funding, LLC 0.70%–0.78% due 3/7/2017–4/18/2017[3]	127,500	127,429
Chevron Corp. 0.79%–0.87% due 3/20/2017–5/22/2017[3]	111,500	111,386
The New Economy Fund — Page 4 of 8

unaudited
Short-term securities	Principal amount (000)	Value (000)
Ciesco LLC 0.81% due 3/17/2017[3]	$50,000	$49,982
Citibank, N.A. 1.22% due 6/1/2017	30,000	30,023
Coca-Cola Co. 0.74%–0.84% due 3/15/2017–5/16/2017[3]	88,500	88,420
ExxonMobil Corp. 0.66% due 4/10/2017	75,000	74,951
Federal Home Loan Bank 0.52%–0.55% due 4/4/2017–5/3/2017	194,900	194,780
Freddie Mac 0.50% due 5/15/2017	25,000	24,970
General Electric Co. 0.57% due 3/1/2017	79,500	79,499
Jupiter Securitization Co., LLC 0.70% due 3/24/2017[3]	22,700	22,688
Microsoft Corp. 0.89% due 3/21/2017[3]	25,000	24,991
PepsiCo Inc. 0.67% due 5/5/2017[3]	24,300	24,267
Qualcomm Inc. 0.80% due 3/22/2017[3]	20,000	19,992
U.S. Treasury Bills 0.49%–0.62% due 3/9/2017–8/3/2017	125,200	124,996
United Parcel Service Inc. 0.66% due 4/3/2017[3]	75,300	75,253
Walt Disney Co. 0.63% due 3/10/2017[3]	35,100	35,094
Total short-term securities (cost: $1,265,142,000)		1,265,208
Total investment securities 100.18% (cost: $11,368,987,000)		15,652,464
Other assets less liabilities (0.18)%		(28,787)
Net assets 100.00%		$15,623,677
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $29,568,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 2/28/2017 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	3/10/2017	Barclays Bank PLC	$12,210	€11,407	$120
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2017, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/2017 (000)
Kite Pharma, Inc.[1]	2,976,570	—	—	2,976,570	$—	$210,652
Cray Inc.[1]	2,303,010	340,000	—	2,643,010	—	55,107
Mesoblast Ltd.[1]	21,900,000	1,770,000	—	23,670,000	—	30,125
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800	—	2,457
NuVasive, Inc.[1,5]	3,163,500	—	1,713,100	1,450,400	—	—
					$—	$298,341
The New Economy Fund — Page 5 of 8

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $771,383,000, which represented 4.94% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $151,042,000, which represented .97% of the net assets of the fund. This amount includes $32,140,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[5]	Unaffiliated issuer at 2/28/2017.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related
The New Economy Fund — Page 6 of 8

unaudited
securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2017 (dollars in thousands):
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,312,798	$—	$—	$4,312,798
Health care	3,159,383	—	—	3,159,383
Consumer discretionary	2,446,551	1,924	—	2,448,475
Financials	1,857,187	116,978	—	1,974,165
Industrials	861,783	—	—	861,783
Consumer staples	347,869	—	—	347,869
Materials	171,854	—	—	171,854
Energy	132,996	—	—	132,996
Telecommunication services	114,498	—	—	114,498
Utilities	82,875	—	—	82,875
Miscellaneous	730,377	32,140	—	762,517
Preferred securities	17,168	—	—	17,168
Bonds, notes & other debt instruments	—	875	—	875
Short-term securities	—	1,265,208	—	1,265,208
Total	$14,235,339	$1,417,125	$—	$15,652,464

The New Economy Fund — Page 7 of 8

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$120	$—	$120
*	Securities with a value of $3,667,355,000, which represented 23.47% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,875,075
Gross unrealized depreciation on investment securities	(507,071)
Net unrealized appreciation on investment securities	4,368,004
Cost of investment securities	11,284,460

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
€ = Euros
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-0417O-S54125	The New Economy Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: April 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: April 28, 2017